Income Taxes - Summary Of Provision for Benefit From Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 20,162	$ 23,703	$ 16,905
State					4,087	1,888	689
Foreign					4,027	568	1,329
Total current					28,276	26,159	18,923
Deferred:
Federal					(29,235)	(720)	993
State					(4,800)	(99)	(31)
Foreign					(4,013)	(18,146)	(149)
Total defferd					(38,048)	(18,965)	813
Total provision for (benefit from) income taxes	$ 16,933	$ (4,485)	$ 13,767	$ (2,324)	$ (9,772)	$ 7,194	$ 19,736